Estimated Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	May 03, 2014
Estimated Amortization Expense [Line Items]
2015	$ 14,704
2016	11,224
2017	10,948
2018	10,732
2019	$ 10,539